UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Summit Cash

Reserves Fund

Of BlackRock Financial Institutions Series Trust

ANNUAL REPORT | APRIL 30, 2009

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Econo-

mic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and mon-

umental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve

Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordi-

nary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market,

which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.
Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to

Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information
Year-End Change
The Fund’s year end was changed to April 30.
Portfolio Composition as of April 30, 2009
Percent of
Net Assets
Commercial Paper	39%
Certificates of Deposit	33
U.S. Government Sponsored Agency Obligations	17
U.S. Treasury Obligations	6
Corporate Notes	3
Repurchase Agreements	2
Total	100%
Seven-Day Yields
As of April 30, 2009
Investor A	0.04%
Investor B	0.04%
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period[1]
Investor A	$1,000	$1,010.20	$3.94	$1,000	$1,020.58	$3.96
Investor B	$1,000	$1,005.40	$6.25	$1,000	$1,018.27	$6.29

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.80% for Investor A and 1.27% for Investor B), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Domestic — 2.7%
Bank of America, NA, 2.45%, 5/19/09	$ 500	$ 500,000
Chase Bank USA, NA, 0.52%, 7/15/09	1,000	1,000,000
State Street Bank & Trust Co.:
0.94%, 5/12/09	1,000	1,000,000
1.05%, 6/15/09	1,000	1,000,000
Yankee (a) — 29.9%
BNP Paribas, NY:
1.02%, 5/26/09	1,500	1,500,000
0.87%, 6/02/09	1,000	1,000,000
2.29%, 6/08/09	1,500	1,500,000
0.87%, 6/12/09	1,000	1,000,000
0.74%, 7/10/09	1,000	1,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.97%, 7/01/09	1,350	1,350,023
0.855%, 7/15/09	750	750,008
1.16%, 8/03/09	2,000	2,000,052
1.07%, 10/29/09	1,000	1,000,050
Barclays Bank Plc, NY, 0.70%, 6/16/09	1,500	1,500,000
Deutsche Bank AG, NY, 0.62%, 7/15/09	1,000	1,000,000
Dexia Credit Local, NY, 1.013%, 5/18/09 (b)	1,500	1,500,000
DnB NOR Bank ASA, NY, 0.87%, 6/09/09	1,000	1,000,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	1,000	1,000,000
Lloyd’s TSB Bank Plc, NY:
1.48%, 7/13/09	2,000	2,000,523
1.05%, 7/21/09	1,000	1,000,000
1.04%, 7/22/09	1,000	1,000,000
Rabobank Nederland NV, NY:
0.75%, 6/09/09	1,000	1,000,000
0.85%, 8/03/09	2,000	2,000,000
1.04%, 5/14/10 (b)	1,500	1,500,000
Royal Bank of Scotland, NY, 1.32%, 6/30/09	950	950,000
SanPaolo IMI SpA, NY:
0.85%, 5/12/09	1,000	1,000,030
0.90%, 5/13/09	1,000	1,000,000
Societe Generale, NY:
0.95%, 5/14/09	1,980	1,980,000
0.97%, 6/05/09	1,000	1,000,010
1%, 6/11/09	1,000	1,000,000
Sumitomo Mitsui Banking, NY, 0.93%, 7/20/09	2,000	2,000,044
Svenska Handelsbanken AB, NY:
0.79%, 5/04/09	1,200	1,200,000
0.96%, 6/04/09	1,000	1,000,009
1%, 6/11/09	800	800,000
Toronto-Dominion Bank, NY:
2.50%, 6/09/09	550	550,000
2.42%, 6/11/09	900	900,000
Total Certificates of Deposit — 32.6%		42,480,749
Commercial Paper (c)
Atlantis One Funding Corp.:
0.75%, 5/05/09	1,000	999,917
0.75%, 6/10/09	1,500	1,498,750
0.62%, 7/06/09	1,200	1,198,636
Barton Capital Corp.:
0.70%, 5/11/09	2,000	1,999,611
0.50%, 7/02/09	1,500	1,498,708
CRC Funding LLC, 0.90%, 5/15/09	2,500	2,499,125

	Par
Commercial Paper (c) (concluded)	(000)	Value
Cancara Asset Securitization LLC:
0.82%, 6/10/09	$1,000	$ 999,089
0.83%, 6/23/09	1,000	998,778
Ciesco, LLC:
0.98%, 5/14/09	1,000	999,646
0.95%, 7/01/09	800	798,712
Danske Corp. — GTD:
1.05%, 6/10/09	2,000	1,997,667
0.87%, 7/15/09	1,000	998,188
0.76%, 7/24/09	1,000	998,227
DnB NOR Bank ASA:
1%, 5/22/09	1,500	1,499,125
1.60%, 10/08/09	1,000	992,889
Erasmus Capital Corp., 0.75%, 5/12/09	1,500	1,499,656
Galleon Capital LLC:
0.70%, 5/01/09	1,500	1,500,000
0.70%, 6/01/09	1,200	1,199,277
Gemini Securitization Corp., 0.45%, 6/18/09	1,000	999,400
Govco LLC:
0.85%, 5/07/09	1,100	1,099,844
0.85%, 5/08/09	1,500	1,499,752
ING (U.S.) Funding LLC:
0.92%, 5/18/09	900	899,609
0.80%, 7/06/09	1,500	1,497,800
0.72%, 7/15/09	1,000	998,500
Jupiter Securitization Co. LLC, 0.52%, 5/06/09	2,000	1,999,856
Mont Blanc Capital Corp.:
0.45%, 5/19/09	1,491	1,490,665
0.50%, 6/23/09	800	799,411
Nieuw Amsterdam Receivables Corp., 1.10%, 6/04/09	1,500	1,498,442
Ranger Funding Co. LLC, 0.70%, 5/08/09	1,268	1,267,827
Royal Bank of Scotland Plc:
0.90%, 6/22/09	1,000	998,700
1.08%, 7/31/09	1,000	997,270
Santander Central Hispano Finance (Delaware), Inc.:
1.65%, 8/03/09	1,000	995,692
1%, 8/27/09	1,000	996,722
Société Générale North America Inc., 1.02%, 5/12/09	1,500	1,499,532
Tempo Finance Corp., 0.70%, 5/05/09	1,000	999,922
UBS Finance (Delaware), LLC:
1.06%, 5/18/09	1,000	999,499
1.11%, 5/22/09	1,000	999,353
1.22%, 7/22/09	1,000	997,221
1.16%, 7/29/09	1,200	1,196,559
Victory Receivables Corp., 0.75%, 5/05/09	1,500	1,499,875
Total Commercial Paper — 38.7%		50,407,452
Corporate Notes
Bank of Montreal, Chicago, 0.989%, 10/05/09 (d)(e)	550	550,000
HSBC USA Inc., 1.559%, 10/15/09 (d)	250	250,000
ING Bank, NV, 1.571%, 8/24/09 (d)(e)	400	400,000
ING USA Global Funding Trust VI, 1.751%, 9/18/09 (d)	155	155,000
Lloyd’s Banking Group Plc, 1.541%, 8/07/09 (d)(e)	500	500,000
Nordea Bank AB, 1.449%, 10/23/09 (d)(e)	500	500,000
Rabobank Nederland NV, 0.561%, 7/07/09 (b)(e)	1,400	1,400,000
U.S. Bank, NA, 1.351%, 8/24/09 (d)	250	248,922
Wachovia Bank, NA, 1.586%, 8/04/09 (d)	350	350,000
Wells Fargo & Co., 1.397%, 9/23/09 (d)	250	248,851
Total Corporate Notes — 3.5%		4,602,773

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Obligations	(000)	Value
Fannie Mae Discount Notes (c):
2%, 5/14/09	$ 550	$ 549,603
1.22%, 5/15/09	1,000	999,526
1.30%, 6/22/09	850	848,404
0.57%, 8/19/09	1,500	1,497,387
0.60%, 9/08/09	1,000	997,833
0.61%, 9/09/09	1,500	1,496,670
Fannie Mae Variable Rate Notes, 1.184%, 8/05/10 (d)	700	699,678
Federal Home Loan Bank Discount Notes (c):
0.56%, 8/05/09	1,100	1,098,357
0.58%, 8/17/09	1,000	998,260
0.60%, 8/21/09	1,000	998,133
0.60%, 9/11/09	700	698,448
Federal Home Loan Bank Variable Rate Notes (d):
0.385%, 8/13/09	350	350,000
0.365%, 8/14/09	535	534,985
0.74%, 2/05/10	765	765,000
0.825%, 2/26/10	765	765,000
0.999%, 7/09/10	1,505	1,504,641
1.107%, 10/08/10	900	899,610
Freddie Mac Discount Notes (c):
0.52%, 7/20/09	1,000	998,844
0.58%, 8/17/09	2,000	1,996,520
0.59%, 8/24/09	1,000	998,115
0.61%, 9/15/09	1,000	997,679
Freddie Mac Variable Rate Notes (d):
0.365%, 9/28/09	610	609,938
1.039%, 7/14/10	500	499,790
1.229%, 8/24/10	610	610,035
1.244%, 9/03/10	400	399,892
Total U.S. Government Sponsored
Agency Obligations — 17.5%		22,812,348
U.S. Treasury Obligations (c)
U.S. Treasury Bills:
0.30%, 5/15/09	1,100	1,099,872
0.325%, 5/21/09	800	799,856
0.30%, 5/28/09	800	799,820
0.33%, 6/04/09	1,500	1,499,533
0.39%, 8/06/09	800	799,159
0.445%, 8/13/09	1,750	1,747,750
0.491%, 8/27/09	550	549,116
Total U.S. Treasury Obligations — 5.6%		7,295,106
Repurchase Agreements
Barclays Bank Plc, NY, 0.16%, 5/01/09 (Purchased
on 4/30/09, to be repurchased at $2,739,012,
collateralized by U.S. Treasury Notes, 2%
due 11/30/13)	2,739	2,739,000
Total Repurchase Agreements — 2.1%		2,739,000
Total Investments (Cost — $130,337,428*) — 100.0%		130,337,428
Liabilities in Excess of Other Assets — (0.0)%		(66,410)
Net Assets — 100.0%		$130,271,018
* Cost for federal income tax purposes.

(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Rates shown are the discount rates paid at the time of purchase.
(d) Variable rate security. Rate shown is as of report date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
•Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$ 130,337,428
Level 3	—
Total	$ 130,337,428

See Notes to Financial Statements.

6 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Statement of Assets and Liabilities
April 30, 2009
Assets
Investments at value — unaffiliated (cost — $130,337,428)	$ 130,337,428
Cash	795
Investments sold receivable	1,999,597
Interest receivable	99,737
Capital shares sold receivable	31,155
Prepaid expenses	32,538
Total assets	132,501,250
Liabilities
Investments purchased payable	1,500,000
Capital shares redeemed payable	640,205
Distribution fees payable	32,783
Investment advisory fees payable	9,758
Income dividends payable	4,001
Other affiliates payable	3,375
Officer’s and Trustees’ fees payable	21
Other accrued expenses payable	40,089
Total liabilities	2,230,232
Net Assets	$ 130,271,018
Net Assets Consist of
Paid-in capital	$ 130,253,781
Undistributed net investment income	17,237
Net Assets	$ 130,271,018
Net Asset Value
Investor A — Based on net assets of $78,658,805 and 78,648,336 shares outstanding, unlimited number of shares
authorized, $0.10 par value	$ 1.00
Investor B — Based on net assets of $51,612,213 and 51,605,446 shares outstanding, unlimited number of shares
authorized, $0.10 par value	$ 1.00

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Statements of Operations
	Period	Year
	June 1, 2008 to	Ended
	April 30, 2009	May 31, 2008
Investment Income
Interest	$ 2,386,683	$ 2,968,822
Expenses
Investment advisory	531,656	315,621
Distribution — Investor B	302,676	172,214
Transfer agent — Investor A	39,825	29,432
Transfer agent — Investor B	30,714	27,564
Accounting services	60,693	45,829
Professional	53,926	51,936
Printing	51,647	39,363
Registration	33,389	33,552
Federal insurance	23,503	—
Custodian	19,907	17,162
Officer and Trustees	14,874	19,998
Miscellaneous	14,296	18,149
Total expenses	1,177,106	770,820
Less other expenses reimbursed	(92,010)	—
Less fees waived by advisor	(248)	—
Total expenses after waiver and reimbursement	1,084,848	770,820
Net investment income	1,301,835	2,198,002
Realized Gain
Net realized gain from investments	14,262	3,030
Net Increase in Net Assets Resulting from Operations	$ 1,316,097	$ 2,201,032

See Notes to Financial Statements.

8 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Statements of Changes in Net Assets
	Period
	June 1, 2008 to	Year Ended May 31,
Increase (Decrease) in Net Assets:	April 30, 2009	2008	2007
Operations
Net investment income	$ 1,301,835	$ 2,198,002	$ 2,641,301
Net realized gain	14,262	3,030	7
Net change in unrealized appreciation/depreciation	—	—	73,221
Net increase in net assets resulting from operations	1,316,097	2,201,032	2,714,529
Dividends and Distributions to Shareholders From
Net investment income:
Investor A	(978,269)	(1,509,995)	(1,594,297)
Investor B	(323,566)	(688,007)	(1,047,004)
Net realized gain:
Investor A	—	—	(34)
Investor B	—	—	(28)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,301,835)	(2,198,002)	(2,641,363)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	66,766,453	2,903,853	(8,134,815)
Net Assets
Total increase (decrease) in net assets	66,780,715	2,906,883	(8,061,649)
Beginning of period	63,490,303	60,583,420	68,645,069
End of period	$ 130,271,018	$ 63,490,303	$ 60,583,420
End of period undistributed net investment income	$ 17,237	$ 2,975	$ 1,136

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Financial Highlights
			Investor A
	Period
	June 1, 2008
	to April 30,		Year Ended May 31,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0138	0.0382	0.0433	0.0312	0.0130	0.0050
Net realized and unrealized gain (loss)	—	0.0001	0.0008	0.0000	(0.0006)	(0.0003)
Net increase from investment operations	0.0138	0.0383	0.0441	0.0312	0.0124	0.0047
Dividends and distributions from:
Net investment income	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0050)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Total dividends and distributions	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return
Total investment return	1.39%[1]	3.88%	4.42%	3.17%	1.30%	0.51%
Ratios to Average Net Assets
Total expenses after waiver and reimbursement	0.81%[2]	0.93%	0.91%	0.88%	0.77%	0.67%
Total expenses	0.82%[2]	0.93%	0.91%	0.88%	0.77%	0.75%
Net investment income	1.48%[2]	3.73%	4.33%	3.07%	1.26%	0.51%
Supplemental Data
Net assets, end of period (000)	$ 78,659	$ 43,021	$ 36,506	$ 35,333	$ 47,370	$ 59,300

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

10 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Financial Highlights (concluded)
			Investor B
	Period
	June 1, 2008
	to April 30,		Year Ended May 31,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0082	0.0301	0.0355	0.0235	0.0060	0.0011
Net realized and unrealized gain (loss)	—	0.0000	0.0014	0.0000	(0.0007)	(0.0002)
Net increase from investment operations	0.0082	0.0301	0.0369	0.0235	0.0053	0.0009
Dividends and distributions from:
Net investment income	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0011)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Total dividends and distributions	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return
Total investment return	0.83%[1]	3.05%	3.61%	2.38%	0.61%	0.12%
Ratios to Average Net Assets
Total expenses after waiver and reimbursement	1.37%[2]	1.73%	1.69%	1.64%	1.45%	1.06%
Total expenses	1.59%[2]	1.73%	1.69%	1.64%	1.54%	1.51%
Net investment income	0.81%[2]	3.01%	3.54%	2.28%	0.53%	0.12%
Supplemental Data
Net assets, end of period (000)	$ 51,612	$ 20,470	$ 24,078	$ 33,312	$ 49,934	$ 84,630

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock
Financial Institutions Series Trust (the “Trust”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which com-
prises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Trust is organized as a Massachusetts business trust. The Fund is currently the only operating series of the Trust.
The Fund’s financial statements are prepared in conformity with account-
ing principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund’s year end was changed to April 30. Both classes of shares have equal voting, dividend, liquida-
tion and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B
Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: Fund securities are valued under the amor-
tized cost method which approximates current market value in accor-
dance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant propor-
tionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Fund may invest in US government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian.
In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidat-
ing the collateral.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Distri-
butions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the three years ended May 31, 2008 and the period ended April 30, 2009.
The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial Services Group, Inc.
(“PNC”) and Bank of America Corporation (“BAC”) are the largest stock-
holders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition,
PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment to pro-
vide such services to the Fund. The Advisor also performs certain admin-
istrative services necessary for the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.50% of the average daily value of the Fund’s net assets.

The Advisor voluntarily agreed to waive a portion of the advisory fees and reimburse other and/or operating expenses to enable the Fund to maintain a minimum daily investment income dividend. These amounts are shown as fees waived by advisor and other expenses reimbursed, respectively, on the Statements of Operations. The Advisor may discon-
tinue the waiver or reimbursement at any time.

The Advisor has entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Advisor, under which the Advisor pays BIMC for services it provides, a

12 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Notes to Financial Statements (continued)

monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the period June 1, 2008 to April 30, 2009 and the year ended
May 31, 2008, the Fund reimbursed the Advisor $2,234 and $968, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

Effective October 1, 2008, the Fund entered into a Distribution Agree-
ment and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BIL and BDI are affiliates of BlackRock. The distribution fees did not change as a result of the transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets attributable to
Investor B Shares sold by the Distributor.

For the period June 1, 2008 to April 30, 2009 and the year ended
May 31, 2008, affiliates received contingent deferred sales charges
(“CDSC”) of $68,361 and $41,687, respectively, relating to transactions in Investor B Shares. Furthermore, affiliates received CDSCs of $17,886 and $11,824, respectively, relating to transactions subject to front-end sales charge waivers in Investor A Shares. Although the Fund’s shares are not subject to a CDSC, upon redemption of Fund shares received pur-
suant to an exchange from a fund that does impose a CDSC, a CDSC may be required to be paid upon such redemption.

PNC Global Investment Servicing (U.S.), Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-
money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period June 1, 2008 to December 31, 2008 and the year ended May 31, 2008, the Fund paid $33,126 and $45,778, respectively, in return for these services, which are a component of the transfer agent fees in the accompanying
Statements of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the period June 1, 2008 to April 30, 2009, the follow-
ing amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Call Center Fees
	Period
	June 1, 2008 to	Year Ended
	April 30, 2009	May 31, 2008
Investor A	$1,374	$ 340
Investor B	$1,048	$ 280

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassification: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2009 attributable to reclassification of distributions were reclassified to the following accounts:

Undistributed net investment income	$ 14,262
Accumulated net realized gain	$ (14,262)

The tax character of distributions paid during the period June 1, 2008 to
April 30, 2009 and the years ended May 31, 2008 and May 31, 2007 was as follows:

	04/30/2009	5/31/2008	5/31/2007
Distributions paid from:
Ordinary income	$ 1,301,835	$ 2,198,002	$ 2,640,849
Net long-term capital gains	—	—	514
Total taxable distributions	$ 1,301,835	$ 2,198,002	$ 2,641,363

As of April 30, 2009, there were no significant differences between the book and tax components of net assets.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Notes to Financial Statements (concluded)

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities.

5. Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of sharehold-
ers’ balances in the Fund as of the close of business on September 19,
2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19,
2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires September 18, 2009, the Fund paid a participation fee of 0.01%
for the period September 19, 2008 through December 18, 2008 and
0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period September 19, 2008 to April 30, 2009 is included in federal insurance on the Statements of Operations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sales of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares for each class were as follows:
	Period
	June 1, 2008 to	Year Ended May 31,
Investor A Shares	April 30, 2009	2008	2007
Shares sold	111,382,205	39,601,406	31,030,396
Shares issued to shareholders in reinvestment of dividends and distributions	20,992	53,712	497,994
Total issued	111,403,197	39,655,118	31,528,390
Shares redeemed	(75,773,503)	(33,142,297)	(30,385,949)
Net increase	35,629,694	6,512,821	1,142,441
Investor B Shares
Shares sold	67,486,275	20,434,491	18,368,035
Shares issued to shareholders in reinvestment of dividends and distributions	14,325	43,095	384,028
Total issued	67,500,600	20,477,586	18,752,063
Shares redeemed	(36,363,841)	(24,086,554)	(28,029,319)
Net increase (decrease)	31,136,759	(3,608,968)	(9,277,256)

14 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Summit Cash
Reserves Fund of BlackRock Financial Institutions Series Trust (the
“Trust”), as of April 30, 2009, and the related statements of operations for the period June 1, 2008 to April 30, 2009 and for the year ended
May 31, 2008, the statements of changes in net assets for the period
June 1, 2008 to April 30, 2009 and for each of the two years in the period ended May 31, 2008, and the financial highlights for the period
June 1, 2008 to April 30, 2009 and for each of the five years in the period ended May 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsi-
bility is to express an opinion on these financial statements and finan-
cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Trust’s internal control over finan-

cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Summit Cash Reserves Fund of BlackRock Financial
Institutions Series Trust as of April 30, 2009, the results of its operations for the period June 1, 2008 to April 30, 2009 and for the year ended
May 31, 2008, the changes in its net assets for the period June 1,
2008 to April 30, 2009 and for each of the two years in the period ended May 31, 2008, and the financial highlights for the period June 1,
2008 to April 30, 2009 and for each of the five years in the period ended May 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 23, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Summit Cash Reserves Fund for the fiscal year ended April 30, 2009:

Federal Obligation Interest*
Months Paid:	June 2008 — April 2009	1.70%
Interest-Related Dividends for Non-U.S. Residents**
Months Paid:	June 2008 — December 2008	98.90%
	January 2009 — April 2009	87.41%
Qualified Short-Term Capital Gains for Non-U.S. Residents**
Months Paid:	June 2008 — April 2009	9.45%

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

** Represents the portion of the taxable ordinary income dividends eligible for exemp-
tion from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Officers and Trustees
Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Trustees and
1940	Trustee
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Trustees and		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustee		2003; Director, the Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2002	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and
design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partner, Thorn Partners,		company)
1947			LP (private investment) since 1998; Formerly Partner, Amarna
Corporation, LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A.P. Pharma, Inc.
40 East 52nd Street		2007	1999; Director, Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

16 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Officers and Trustees (continued)
Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships
Non-Interested Trustees[1] (concluded)
Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Formerly Director, Indotronix International (IT services) from
2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, each trustee first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D.
Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt,
2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Trustees[1]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	175 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	285 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.
Henry Gabbay	Trustee	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	175 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	285 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
1 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc.
and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]
Donald C. Burke	President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	and Chief	2007	Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	Executive		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer
Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group
40 East 52nd Street	President	2007	since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Trust serve at the pleasure of the Board of Trustees.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon	PNC Global Investment		State Street Bank and	Accounting Firm	Sidley Austin LLP
New York, NY 10286	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540

18 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, the BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Additional Information (continued)

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

20 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

22 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2009

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency, other than with
respect to the Fund’s participation in the US Treasury Department
Temporary Guarantee Program for Money Market Funds disclosed in this annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in
this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance
information, call (800) 882-0052. The Fund’s current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BlackRock Summit Cash Reserves Fund

Of BlackRock Financial Institutions Series Trust

100 Bellevue Parkway

Wilmington, DE 19809

#SUMMIT-4/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Summit
Cash Reserves Fund
of BlackRock	$24,400	$24,300	$0	$0	$6,100	$6,100	$733	$749
Financial Institutions
Series Trust

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Summit Cash
Reserves Fund of BlackRock	$414,333	$294,349
Financial Institutions Series
Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: June 19, 2009